Expense Example, No Redemption - Class C	Prospectus #1 Delaware Corporate Bond Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Corporate Bond Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Corporate Bond Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Corporate Bond Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Extended Duration Bond Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Extended Duration Bond Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Extended Duration Bond Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Extended Duration Bond Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Floating Rate Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Floating Rate Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Floating Rate Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Floating Rate Fund Expense Example, No Redemption, 10 Years
USD ($)	157	514	895	1,965	159	528	923	2,027	172	533	918	1,998